Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
15.	Income Taxes
Prior to the IPO, AIIG and its
non-insurance
subsidiaries, were included in a single partnership return for United States federal and state income tax purposes and were not subject to United States income tax, for the period January 1, 2025 through May 7, 2025, where the holders of all of the outstanding equity interests in AIIG contributed all of their equity interests in AIIG to the Company. As of May 7, 2025, the Company and its
non-insurance
subsidiaries are organized as a corporation and are subject to United States federal and state income tax. AIIC remains organized as a corporation and is a taxable entity and will continue to file a stand-alone corporate income tax return for federal and state income tax purposes. The Company’s tax sharing agreement requires settlement of taxes between the subsidiaries in accordance to the terms of the agreement.
During the nine months ended September 30, 2025 and 2024, the Company recorded approximately $7,027 and $8,948, respectively, of income tax expense, which resulted in effective tax rates of 8.2% and 22.2%, respectively. The Company has evaluated the circumstances for the nine months ended September 30, 2025 and 2024, respectively, and determined that it is unable to make a reliable estimate of its ordinary income or related tax expense for the fiscal year. Therefore, the Company has calculated the income tax expense for the nine months ended September 30, 2025 and 2024, respectively, based on the discrete effective tax rate. The Company’s estimated effective tax rate differs from the statutory federal tax rate due to state and income taxes, as well as certain nondeductible and tax-exempt
items.

The difference between the effective tax rate and the U.S. federal statutory tax rate of 21% for the nine months ended September 30, 2025 was primarily due to state income taxes, non-deductible
compensation related to employee stock awards granted and fully vested during the quarter, and a change in tax status related to the conversion of a non-taxable
entity into a corporation. The effective tax rate also reflects the unfavorable impact of certain other nondeductible expenses.
The change in tax status created deferred tax assets of approximately $9.7 million which were recognized as a one-time
gain for the nine months ended September 30, 2025, and resulted in an effective tax rate of (11.3)% for the period.
A valuation allowance must be established for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized based on available evidence both positive and negative, including recent operating results, available tax planning strategies, and projected future taxable income. As of December 31, 2024, management concluded, based on the evaluation of the positive and negative evidence, that it is more likely than not that the deferred tax assets will be realized and therefore no valuation allowance on the Company’s deferred tax assets is required. The Company evaluates the realizability of its deferred tax assets each quarter, and as of September 30, 2025, based on all of the available evidence, management concluded that it was more likely than not that the deferred tax assets will be realized.
On July 4, 2025, the “One Big Beautiful Bill” (H.R. 1) was enacted into law. This legislation included broad changes to individuals, businesses, and international income tax provisions, but did not address the taxation of property and casualty insurance companies, under Subchapter L of the Internal Revenue Code. The Company evaluated the legislation and it did not have a material impact on the Company’s current or deferred income taxes. As such, no adjustment was made to the condensed consolidated financial statements as of September 30, 2025.

16.	Income Taxes
The Company and its subsidiaries are primarily comprised of partnerships and other “pass-through entities” not subject to income tax. As a pass-through entity, each member therein is responsible for income taxes related to income or loss based on their respective share of an entity’s income and expenses. Certain consolidated subsidiaries are subject to taxation in the U.S. (federal, state and local) jurisdictions as a result of their entity classification for tax reporting purposes.
The significant components of expense for income taxes consists of:

	Year ended December 31,
	2024	2023
Current:
Federal	$10,709	$4,581
State	2,931	1,265

Total current income tax expense	13,640	5,846

Deferred:
Federal	(1,943)	920
State	(400)	192

Total deferred income tax expense	(2,343)	1,112

Total income tax expense	$11,297	$6,958

The following table reconciles the statutory federal income tax rate to the Company’s effective income tax rate for the periods presented:

	Year ended December 31,
	2024		2023
	Amount	Rate	Amount	Rate
Income tax expense computed at U.S. federal statutory rates	$10,718	21.0%	$9,398	21.0%
Loss of partnerships and other pass-through entities	(1,851)	(3.6)	(3,692)	(8.2)
Nondeductible items	37	0.1	30	0.1
State income tax expense	1,840	3.6	1,185	2.6
Other	553	1.0	37	0.1

Income tax expense at effective rate	$11,297	22.1%	$6,958	15.6%

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Unpaid losses and loss adjustment expense	$671	$606
Unearned premiums	7,772	5,797
Capital loss carryforward	1	31
Net unrealized losses on investments	118	351
Other	12	26

Total deferred tax assets	8,574	6,811
Valuation allowance	—	—

Net deferred tax assets	8,574	6,811
Deferred tax liabilities:
Deferred policy acquisition costs	(5,272)	(9,612)
Excess ceding commissions	(3,971)	(30)

Other	(453)	(402)

Total deferred tax liabilities	(9,696)	(10,044)

Net deferred tax liabilities	$(1,122)	$(3,233)

At each balance sheet date, management assesses the need to establish a valuation allowance that reduces deferred income tax assets when it is more likely than not that all, or some portion, of the deferred income tax assets will not be realized. A valuation allowance would be based on all available information including the Company’s assessment of uncertain tax positions and projections of future taxable income and capital gain from each tax-paying
component in each jurisdiction, principally derived from business plans and available tax planning strategies.
Management has reviewed all available evidence, both positive and negative, in determining the need for a valuation allowance with respect to the gross deferred tax assets. In determining the manner in which available evidence should be weighted, management has determined that the need for a valuation allowance is not warranted at this time.
As of December 31, 2024 and December 31, 2023, the Company had no net operating loss carryforwards for tax purposes.
The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as expense in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included on the related tax liability line in the Consolidated Balance Sheets. As of December 31, 2023, the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended December 31, 2024 or December 31, 2023. The Company recorded accrued interest and penalties of $120 related to an amended return filing during fiscal 2024 and did not recognize any interest or penalties during fiscal 2023 related to unrecognized tax benefits.
AIIG and its subsidiaries file a single consolidated United States partnership federal income tax return. AIIG and its subsidiaries are subject to routine examination by tax authorities in various jurisdictions. Tax years 2021 through 2024 are considered open for purposes of federal examination under statutes of limitations. There are no ongoing U.S. federal, state, or foreign tax audits or examinations as of the date of the issuance of these financial statements. The Company’s insurance subsidiary files a separate federal income tax return.